Schedule of Allocated Costs (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Total allocated costs	$ 33,411	$ 24,146	$ 62,364	$ 51,266	$ 99,598	$ 30,168
Health Insurance [Member]
Total allocated costs		4,011		11,130	16,169	2,825
Rent and Utilities [Member]
Total allocated costs	$ 33,411	$ 20,135	$ 62,364	$ 40,136	$ 83,429	$ 27,343